Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Components of the provision for deferred income taxes
Mortgage servicing rights	$ 2,218	$ 2,218
Net operating loss carryforward	(233)	(233)
Carried Interest	140	140
Other	(87)	(87)
Total deferred expense	2,038	2,038
Components of the income taxes payable, net
Taxes currently receivable	7	7
Deferred income taxes payable	(2,038)	(2,038)	0
Income taxes payable	(2,031)	(2,031)
Deferred income tax assets:
Net operating loss carryforward	233	233
Other	87	87
Gross deferred tax assets	320	320
Deferred income tax liabilities:
Mortgage servicing rights	(2,218)	(2,218)
Carried interest	(140)	(140)
Gross deferred tax liabilities	(2,358)	(2,358)
Net deferred income tax liability	(2,038)	(2,038)	0
Unrecognized tax benefits	0	0	0
Accrual of interest or penalties related to unrecognized tax benefits	$ 0	$ 0	$ 0